Accrued Liabilities and Other Liabilities - Schedule of Accrued Liabilities and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accrued Liabilities and Other Liabilities [Abstract]
VAT received from customers related to contract liabilities	¥ 28,958		¥ 937
Salary and welfare payable	25,148		24,034
Rental deposits	4,011
Refund from depository bank – current	2,060
Other tax payables	874		2,225
Professional service fee accrual			7,493
Other service fee payables			2,196
Others	2,292		3,806
Total	63,343	$ 9,708	¥ 40,691
Non-current
Refund from depository bank – non-current	¥ 8,020